Unaudited Interim Condensed Statements of Changes in Shareholders' Equity Deficiency - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Adjustments arising from translating financial operation	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 304	$ 10,463	$ (635)	$ (11,836)	$ (1,704)
Changes during the period:
Net loss				(8,290)	(8,290)
Other comprehensive loss			(33)		(33)
Total comprehensive loss			(33)	(8,290)	(8,323)
Per value cancellation	(304)	304
Options exercise
Share base compensation		462			462
Balance at Jun. 30, 2021		11,229	(668)	(20,126)	(9,565)
Balance at Dec. 31, 2021		48,935	210	(28,791)	20,354
Changes during the period:
Net loss				(3,473)	(3,473)
Other comprehensive loss			(2,235)		(2,235)
Total comprehensive loss			(2,235)	(3,473)	(5,708)
Share base compensation		3,107			3,107
Balance at Jun. 30, 2022		$ 52,042	$ (2,025)	$ (32,264)	$ 17,753